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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.): [ ] is a restatement.

                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management Limited
Address:          40 Grosvenor Place
                  London SW1X 7AW

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark Jessop
Title:            Operations Manager
Phone:            +44 20 7664 3514

Signature, Place, and Date of Signing:

/s/ MARK JESSOP                               LONDON, UK                                        23 MAY 2006
---------------------------                ----------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                      49
                                                             ------------------

Form 13F Information Table Value Total:                                $978,730
                                                             ------------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        -------------------------          ------------------

         None.

                                      Bluecrest Capital Management Limited
                                           Form 13F Information Table
                                         Quarter ended December 31, 2005
                                                                                  INVESTMENT DISCRETION       VOTING AUTHORITY
                                                  FAIR MARKET  SHARES OR SH/
                                         CUSIP       VALUE     PRINCIPAL PRN PUT/      SHARED- SHARED- OTHER
ISSUER                  TITLE OF CLASS   NUMBER  (IN THOUSANDS)  AMOUNT      CALL SOLE DEFINED  OTHER   MNGRS  SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD BERMUDA        CL A       G1150G 11 1  $33,545  1,161,944  SH         X                       1,161,944
-----------------------------------------------------------------------------------------------------------------------------------
ARACRUZ CELULOSE S.A.   SPON ADR PFD B  038496 20 4  $1,060    26,500    SH         X                        26,500
-----------------------------------------------------------------------------------------------------------------------------------
AU OPTRONICS CORP          SPON ADR     002255 10 7  $14,229   948,000   SH         X                        948,000
-----------------------------------------------------------------------------------------------------------------------------------
BANCO BRADESCO S.A.   SPON ADR PFD NEW  059460 30 3   $484     16,600    SH         X                        16,600
-----------------------------------------------------------------------------------------------------------------------------------
BANCOLOMBIA S.A.       SPON ADR PREF    05968L 10 2   $931     32,100    SH         X                        32,100
-----------------------------------------------------------------------------------------------------------------------------------
BBVA BANCO FRANCES S.A.   SPON ADR      07329M 10 0   $214     30,000    SH         X                        30,000
-----------------------------------------------------------------------------------------------------------------------------------
BRASKEM S.A.           SPON ADR PFD A   105532 10 5   $470     29,000    SH         X                        29,000
-----------------------------------------------------------------------------------------------------------------------------------
BRISTOL-MYERS SQUIBB CO      COM        110122 10 8  $9,192    400,000   SH         X                        400,000
-----------------------------------------------------------------------------------------------------------------------------------
COMPANIA DE MINAS
BUENAVENTU               SPON ADR       204448 10 4   $778     27,500    SH         X                        27,500
-----------------------------------------------------------------------------------------------------------------------------------
CBS CORP NEW                 CL B       124857 20 2  $10,173   398,931   SH         X                        398,931
-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA ENERGETICA
DE MINA               SPON ADR N-V PFD  204409 60 1  $11,231   304,700   SH         X                        304,700
-----------------------------------------------------------------------------------------------------------------------------------
CHICAGO MERCANTILE
HLDGS INC                   CL A        167760 10 7  $11,025   30,000    SH         X                        30,000
-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE SANEAMENTO
BASI                     SPON ADR       20441A 10 2  $2,193    130,000   SH         X                        130,000
-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO
RIO DOCE                 SPON ADR       204412 20 9  $2,057    50,000    SH         X                        50,000
-----------------------------------------------------------------------------------------------------------------------------------



                                      Bluecrest Capital Management Limited
                                           Form 13F Information Table
                                         Quarter ended December 31, 2005
                                                                                  INVESTMENT DISCRETION       VOTING AUTHORITY
                                                  FAIR MARKET  SHARES OR SH/
                                         CUSIP       VALUE     PRINCIPAL PRN PUT/      SHARED- SHARED- OTHER
ISSUER                  TITLE OF CLASS   NUMBER  (IN THOUSANDS)  AMOUNT      CALL SOLE DEFINED  OTHER   MNGRS  SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                   COM        171779 10 1  $20,445  6,883,924  SH         X                       6,883,924
-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA SIDERURGICA     SPONSORED
NACION                       ADR        20440W 10 5   $567     26,500    SH         X                        26,500
-----------------------------------------------------------------------------------------------------------------------------------
COPA HOLDINGS S.A.           CL A       P31076 10 5  $5,460    200,000   SH         X                        200,000
-----------------------------------------------------------------------------------------------------------------------------------
CPFL ENERGIA S.A.         SPONSORED
                             ADR        126153 10 5  $2,143    61,500    SH         X                        61,500
-----------------------------------------------------------------------------------------------------------------------------------
CRESUD S A C I F Y A      SPONSORED
                             ADR        226406 10 6  $1,232    79,210    SH         X                        79,210
-----------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC               COM        26874Q 10 0  $16,701   376,569   SH         X                        376,569
-----------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC DEL              COM        30212P 10 5   $695     29,000    SH         X                        29,000
-----------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG LTD     SPONSORED
                             ADR        34415V 10 9   $946     28,000    SH         X                        28,000
-----------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO
MEXICANO S             SPON ADR UNITS   344419 10 6  $5,757    79,400    SH         X                        79,400
-----------------------------------------------------------------------------------------------------------------------------------
GREAT ATLANTIC &
PACIFIC TEA CO INC           COM        390064 10 3  $21,548   678,034   SH         X                        678,034
-----------------------------------------------------------------------------------------------------------------------------------
GRUPO FINANCIER0
GALICIA S.A.          SPON ADR 10 SH B  399909 10 0   $864     125,000   SH         X                        125,000
-----------------------------------------------------------------------------------------------------------------------------------
LG PHILIPS LCD CO LTD   SPON ADR REP    50186V 10 2  $14,035   654,000   SH         X                        654,000
-----------------------------------------------------------------------------------------------------------------------------------
MITTAL STEEL CO NV      NY REG SH CL A  60684P 10 1  $12,395   470,755   SH         X                        470,755
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY             COM NEW      617446 44 8  $26,044   459,000   SH         X                        459,000
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL
VARCO INC                    COM        637071 10 1  $16,855   268,820   SH         X                        268,820
-----------------------------------------------------------------------------------------------------------------------------------


                                      Bluecrest Capital Management Limited
                                           Form 13F Information Table
                                         Quarter ended December 31, 2005
                                                                                  INVESTMENT DISCRETION       VOTING AUTHORITY
                                                  FAIR MARKET  SHARES OR SH/
                                         CUSIP       VALUE     PRINCIPAL PRN PUT/      SHARED- SHARED- OTHER
ISSUER                  TITLE OF CLASS   NUMBER  (IN THOUSANDS)  AMOUNT      CALL SOLE DEFINED  OTHER   MNGRS  SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
NDS GROUP PLC             SPONSORED
                             ADR        628891 10 3  $23,174   563,148   SH         X                        563,148
-----------------------------------------------------------------------------------------------------------------------------------
NOVA CHEMICALS CORP          COM        66977W 10 9  $14,410   431,447   SH         X                        431,447
-----------------------------------------------------------------------------------------------------------------------------------
PETROBRAS ENERGIA
PARTCPTNS             SPON ADR B SHS   71646M10 2   $617     50,000      SH         X                        50,000
-----------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO      SPONSORED
SA PETRO                    ADR        71654V40 8  $23,315   327,133     SH         X                        327,133
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                   COM        717081 10 3  $8,745    375,000   SH         X                        375,000
-----------------------------------------------------------------------------------------------------------------------------------
PRECISION DRILLING TR      TR UNIT      740215 10 8  $12,243   371,000   SH         X                        371,000
-----------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL           COM        74153Q 10 2  $19,500   634,131   SH         X                        634,131
-----------------------------------------------------------------------------------------------------------------------------------
QUEST SOFTWARE INC           COM        74834T 10 3  $8,608    590,000   SH         X                        590,000
-----------------------------------------------------------------------------------------------------------------------------------
SOHU COM INC                 COM        83408W 10 3   $541     29,500    SH         X                        29,500
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP         COM FON      852061 10 0  $16,305   698,000   SH         X                        698,000
-----------------------------------------------------------------------------------------------------------------------------------
SUNTECH PWR HLDGS CO
LTD                          ADR        86800C 10 4 $545,000   20,000    SH         X                        20,000
-----------------------------------------------------------------------------------------------------------------------------------
TELECENTRO OESTE
CELULAR S               SPON ADR PFD    87923P 10 5  $1,122    100,000   SH         X                        100,000
-----------------------------------------------------------------------------------------------------------------------------------
TELECOM ARGENTINA S.A.  SPON ADR REP B  879273 20 9  $1,031    80,000    SH         X                        80,000
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMUNICACOES DE
SAO PAUL                SPON ADR PFD    87929A 10 2   $638     31,200    SH         X                        31,200
-----------------------------------------------------------------------------------------------------------------------------------
TELEMIG CELULAR
PAR T SA                SPON ADR PFD    87944E 10 5  $1,379    35,000    SH         X                        35,000
-----------------------------------------------------------------------------------------------------------------------------------



                                      Bluecrest Capital Management Limited
                                           Form 13F Information Table
                                         Quarter ended December 31, 2005
                                                                                  INVESTMENT DISCRETION       VOTING AUTHORITY
                                                  FAIR MARKET  SHARES OR SH/
                                         CUSIP       VALUE     PRINCIPAL PRN PUT/      SHARED- SHARED- OTHER
ISSUER                  TITLE OF CLASS   NUMBER  (IN THOUSANDS)  AMOUNT      CALL SOLE DEFINED  OTHER   MNGRS  SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
TENARIS S.A.              SPONSORED
                             ADR        88031M 10 9  $7,637    66,700    SH         X                        66,700
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO INC         ORD        G90078 10 9  $19,601   281,267   SH         X                        281,267
-----------------------------------------------------------------------------------------------------------------------------------
TURKCELL ILETISIM
HIZMETLERI              SPON ADR NEW    900111 20 4  $1,459    95,000    SH         X                        95,000
-----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC NEW               CL B       92553P 20 1  $16,416   398,931   SH         X                        398,931
-----------------------------------------------------------------------------------------------------------------------------------
WEATHERFORD
INTERNAIONAL LTD             COM       G95089 10 1  $13,720    379,004   SH         X                       379,004
-----------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value
(in thousands)                                    $978,730
